Gold stream obligation	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Gold stream obligation	Gold stream obligation
As part of the acquisition of Sabina (Note 9), the Company acquired a Gold Stream Arrangement (the "Stream") with Wheaton Precious Metals ("WPM"). WPM is obligated to pay the Company a purchase price for each ounce of refined gold metal equal to:
•During any period during which the remaining upfront funding initially received by Sabina from WPM is greater than nil, 18% of the p.m. London Bullion Market Association ("LBMA") Gold Price. The difference between the LBMA gold price and such purchase price being payable is deducted against the upfront funding until it has been reduced to nil.
•Once the remaining upfront funding has fully been reduced to nil, 22% of the p.m. LBMA Gold Price.

The acquisition of Sabina triggered a one-time change of control event that allowed the Company to exercise a one-time option to buy back one third of the Stream (the “Buy-back Option”) for consideration of $46 million, which the Company exercised on April 20, 2023. As a result of the exercise of the Buy-back Option, the quantity of gold deliverable to WPM under the Gold Stream is reduced by 33% as follows:
•2.7805% of gold production up to delivery of 87,100 oz
•1.4405% of gold production up to an aggregate of 134,000 oz
•1.005% of gold production thereafter.

The gold stream obligation was determined to be a derivative liability under IFRS 9, Financial instruments, and has been classified as FVTPL. As a result, it has been recorded at its fair value on the Consolidated Balance Sheet with changes in the fair value being recorded in the Consolidated Statement of Operations. The fair value of the gold stream was determined to be level 3 in the fair value hierarchy (Note 20). The Company has guaranteed the remaining portion of the gold stream obligation.

The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2022	—
Fair value at acquisition (Note 9)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Balance at December 31, 2023	139,600
Change in fair value	26,825
Balance at December 31, 2024	166,425
Less current portion	(6,900)
159,525